Note 2 - Material Accounting Policies and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
Subsidiary	Ownership	Location	Status
Cobalt One Pty.	100%	Australia	Active
Cobalt Camp Refinery Ltd.	100%	Canada	Active
US Cobalt Inc. (“USCO”)	100%	Canada	Active
1086370 BC Ltd.	100%	Canada	Active
Idaho Cobalt Company	100%	United States	Active